Unaudited Condensed Consolidated Interim Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017 [1]	Jun. 30, 2017 [1]
Non-current assets
Goodwill	£ 12,950.5	£ 12,952.9	£ 13,082.1
Other	1,936.7	2,018.4	2,111.3
Property, plant and equipment	1,030.8	979.5	930.5
Interests in associates and joint ventures	881.1	1,065.2	1,234.6
Other investments	949.3	1,153.5	1,171.5
Deferred tax assets	169.9	160.3	143.7
Trade and other receivables	170.4	176.2	214.3
Non-current assets	18,088.7	18,506.0	18,888.0
Current assets
Corporate income tax recoverable	207.0	234.7	260.2
Trade and other receivables	12,734.1	12,530.7	11,754.4
Cash and short-term deposits	2,221.0	2,391.4	2,856.0
Current assets	15,162.1	15,156.8	14,870.6
Current liabilities
Trade and other payables	(14,016.6)	(14,241.1)	(13,428.2)
Corporate income tax payable	(506.1)	(649.3)	(637.5)
Bank overdrafts, bonds and bank loans	(319.5)	(624.1)	(933.0)
Current liabilities	(14,842.2)	(15,514.5)	(14,998.7)
Net current assets/(liabilities)	319.9	(357.7)	(128.1)
Total assets less current liabilities	18,408.6	18,148.3	18,759.9
Non-current liabilities
Bonds and bank loans	(6,533.4)	(6,250.4)	(6,592.5)
Trade and other payables	(937.8)	(992.8)	(1,119.4)
Deferred tax liabilities	(499.4)	(513.7)	(688.8)
Provisions for post-employment benefits	(208.2)	(206.3)	(271.5)
Provisions for liabilities and charges	(236.3)	(229.0)	(237.0)
Non-current liabilities	(8,415.1)	(8,192.2)	(8,909.2)
Net assets	9,993.5	9,956.1	9,850.7
Equity
Called-up share capital	133.3	133.3	133.2
Share premium account	569.4	568.5	566.3
Other reserves	141.4	761.7	952.1
Own shares	(1,284.4)	(1,171.1)	(1,121.6)
Retained earnings	10,018.8	9,194.9	8,883.4
Equity share owners' funds	9,578.5	9,487.3	9,413.4
Non-controlling interests	415.0	468.8	437.3
Total equity	£ 9,993.5	£ 9,956.1	£ 9,850.7

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.